MANAGED PORTFOLIO SERIES

Bushido Capital Long/Short Fund

(the “Fund”)

Supplement dated September 14, 2012 to:

Prospectus and Statement of Additional Information for the Fund
dated September 10, 2012;
and the
Summary Prospectus for the Fund
dated September 14, 2012.

Please be advised that the Institutional Class Shares of the Bushido Capital Long/Short Fund are not yet available for purchase.

Thank you for your investment. If you have any questions, please call the Fund toll-free at 855-359-1515.

This supplement should be retained with your Prospectus, Statement of Additional Information, and Summary Prospectus for future reference.